Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Short Duration High Income Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples under “Fees and Expenses of the Fund” are hereby revised and restated in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	2.25%	0.50%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None
Class R6	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.48%	0.25%	0.16%	0.89%
Class C	0.48	0.50	0.13	1.11
Class T	0.48	0.25	0.16	0.89
Institutional	0.48	None	0.12	0.60
Class P	0.48	None	0.17	0.65
Class R6	0.48	None	0.07	0.55

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$314	$502	$707	$1,296	$314	$502	$707	$1,296
Class C	213	353	612	1,352	113	353	612	1,352
Class T	339	527	731	1,319	339	527	731	1,319
Institutional	61	192	335	750	61	192	335	750
Class P	66	208	362	810	66	208	362	810
Class R6	56	176	307	689	56	176	307	689

Disclosure Relating to AllianzGI Emerging Markets Consumer Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples under “Fees and Expenses of the Fund” are hereby revised and restated in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)(4)	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.85%	0.25%	0.63%	1.73%	(0.33)%	1.40%
Class T	0.85	0.25	0.63	1.73	(0.33)	1.40
Institutional	0.85	None	0.47	1.32	(0.27)	1.05

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
(2)	“Management Fees” have been restated to reflect current advisory fees.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through June 30, 2020 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Class A shares, 1.40% for Class T shares and 1.05% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.
(4)	Effective July 1, 2019, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.90% contractual fee rate by 0.05% to 0.85%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,035	$1,408	$2,453	$685	$1,035	$1,408	$2,453
Class T	389	750	1,135	2,213	389	750	1,135	2,213
Institutional	107	392	698	1,567	107	392	698	1,567

Disclosure Relating to AllianzGI International Small-Cap Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby revised and restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index (between $70.5 million and $10.3 billion as of December 31, 2018). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of December 31, 2018 would permit the Fund to maintain a weighted-average market capitalization ranging from $1.4 billion to $5.7 billion. The Fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The Fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country).

Regional portfolio managers based in Europe, Japan and Asia (outside Japan) collaborate to produce a Fund portfolio that includes what the portfolio managers believe are the best available investment opportunities from each of those three regions. The portfolio managers may consider anticipated economic growth rate, political outlook, current and forecasted inflation rates, currency outlook and interest rate environment to help identify countries and regions that are likely to offer the best investment opportunities. When evaluating individual issuers, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; and differentiated or superior products and services or a steady stream of new products and services.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Within the Fund Summary relating to the Fund, the following is hereby added to the alphabetical list of principal risks in the subsection entitled “Principal Risks” after the first six risks:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies” and “Principal Risks” subsections within the section entitled “Principal Investments and Strategies of Each Fund– AllianzGI International Small-Cap Fund.”

Disclosure Relating to AllianzGI Ultra Micro Cap Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples under “Fees and Expenses of the Fund” are hereby revised and restated in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.10%	0.25%	0.72%	2.07%	(0.51)%	1.56%
Class T	1.10	0.25	0.72	2.07	(0.51)	1.56
Institutional	1.10	None	0.72	1.82	(0.33)	1.49
Class P	1.10	None	0.65	1.75	(0.23)	1.52

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through June 30, 2020 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares, 1.56% for Class T shares, 1.49% for Institutional Class shares and 1.52% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$1,117	$1,558	$2,780	$700	$1,117	$1,558	$2,780
Class T	405	835	1,290	2,551	405	835	1,290	2,551
Institutional	152	540	954	2,110	152	540	954	2,110
Class P	155	529	927	2,043	155	529	927	2,043

Disclosure Relating to AllianzGI Emerging Markets Debt Fund

(for purposes of this section only, the “Fund”)

Effective August 1, 2019, the Fund will change its name from “AllianzGI Emerging Markets Debt Fund” to “AllianzGI Emerging Markets SRI Debt Fund.”

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be hereby revised and restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers (each as defined below). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy described above. The Fund seeks to implement its sustainable responsible investing (“SRI”) strategy through the application of environmental, social and governance (“ESG”) factors in constructing its portfolio. The Fund incorporates the Manager’s proprietary ESG guidelines both in the selection of individual securities and in the construction of the overall portfolio. The Fund’s primary investment universe will consist of Emerging Market Sovereign bonds.

The instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. The Fund’s effective duration varies based on, among other things, the Manager’s forecast for interest rates. The Fund will normally seek to maintain an effective duration within one year above or below that of its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an effective duration of 7.2 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it is expected to be to changes in interest rates. The Fund will normally seek to maintain a similar average credit rating to its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an average credit rating of BB+/Ba1, but maintains flexibility to invest in securities of any credit quality.

“Emerging Market Sovereigns,” as used in the description above, refers to governments of emerging market countries. “Emerging Market Quasi-Sovereigns” refers to governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by an Emerging Market Sovereign, or whose obligations are guaranteed by an Emerging Market Sovereign. An “Emerging Market Corporate” issuer refers to any issuer other than an Emerging Market Sovereign or an Emerging Market Quasi-Sovereign that is located in an emerging market country. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The portfolio managers may consider, but are not limited by, the classifications on the JP Morgan J-ESG EMBI Global Diversified Index in determining whether a country has an emerging market economy.

The portfolio managers follow a top-down macroeconomic approach in selecting securities and seek to add value primarily through country selection, while taking into account the Fund’s ESG guidelines described below. The portfolio managers first assess the global macroeconomic environment and potential implications to emerging markets. They perform a fundamental country-specific analysis to identify markets that may benefit from broader macroeconomic, industry or capital market developments. Examples include political and economic trends and reforms, central bank policy adjustments, economic productivity, foreign currency reserves, interest-rate cycles, industrial production, commodities and manufacturing dependence, public-sector borrowing, expected bond issues, foreign exchange vulnerability and foreign ownership of an issuer’s bonds.

A proprietary ESG scoring model (the “ESG Model”) is incorporated into the country and security selection process. The ESG Model is used by the investment team to rank the Fund’s investment universe, identify trends and detect non-financial risks that may impair an issuer’s creditworthiness. Each investable emerging market country is scored based on a set of factors that are regularly updated and indicate performance in environmental (ex. Pollution and air quality), social (ex. wealth distribution) and governance (ex. fiscal transparency) measures. Governance metrics represent a majority weighting in the investment strategy. The higher weighting reflects the portfolio managers’ belief that changes in governance indicators can foreshadow changes in social and environmental measures, especially in the context of sovereign issuers. In addition, an exclusion list is built to eliminate the Fund’s investment exposure to the countries at the bottom of the ranking system and deemed “worst in class” under the ESG Model’s scoring system with regard to any of the three “E”, “S”, or “G” components. The exclusion list is intended to insulate the Fund from the worst offenders in each ESG dimension, ensuring that a country performing particularly bad on any single ESG pillar is filtered out of the Fund’s investment universe even if it performs better on the other two pillars. The ESG Model has the potential to avoid outright sovereign defaults, and to help limit exposure to countries where ESG factors are gradually deteriorating, circumstances which may eventually lead to underperformance.

The portfolio managers combine the ESG Model scoring and fundamental analysis with an assessment of market valuation to identify the strongest investment opportunities. A proprietary relative value framework seeks to assess the different factors potentially driving changes in interest rate spreads across the investment universe while considering changes in fundamental and ESG factors associated with investing in different emerging markets countries. The team also considers the importance of structural and technical considerations that may have significant influence over the pricing of emerging market debt. The portfolio managers narrow the universe of investments through a qualitative analysis weighing these criteria and the ESG Model scoring. As a final step of the Fund’s investment process, the portfolio managers employ a risk management strategy that considers markets, duration, credit risk and liquidity risk to create a benchmark-aware portfolio.

The Fund may invest in debt instruments of all types and denominated in any currency (including, without limitation, U.S. Dollars, Euros, Swiss Francs, Japanese Yen, British Pound Sterling and other major currencies, as well as local currencies of emerging market countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating or fixed rate. The Fund expects its currency exposure to be primarily to U.S. dollar-denominated bonds, and the portfolio managers achieve this exposure either directly by purchasing U.S. dollar-denominated bonds, or else indirectly by holding non-U.S. dollar investments paired with a hedging transaction for the same value back into U.S. dollars. Types of debt instruments purchased by the Fund may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans, participations, certificates of deposit, asset-backed securities and mortgage-backed securities. The Fund will limit its unhedged exposure to non-U.S. dollar-denominated debt to 20% of its net assets. The Fund may also invest a portion of its assets in money market instruments, including money market funds denominated in U.S. dollars or other currencies, as well as other investment companies, if the investment companies invest principally in the types of investments in which the Fund may invest directly. Shorting of individual bonds may also be part of the investment strategy. The Fund may enter into short sales of bonds for a range of purposes, including: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Fund; (iii) for investment return; and (iv) as part of its overall portfolio management strategies involving the use of derivative instruments.

The portfolio managers may sell a security for a variety of reasons, such as to invest in a security offering superior investment opportunities or in the event that the ESG Model scoring for a holding drops below an acceptable level.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options, forward contracts and swap agreements (including as the buyer or seller of credit default swaps), credit-linked notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging (either currencies or other exposures) or efficient portfolio management purposes, but also may use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Within the Fund Summary relating to the Fund, the following will be hereby added to the alphabetical list of principal risks in the subsection entitled “Principal Risks” after the first seven risks:

Sustainable Investing Risk: Because the Fund focuses on investments in companies that the Manager believes exhibit strong environmental, social, and corporate governance records, the Fund’s universe of investments may be smaller than that of other funds and broad equity benchmark indices.

Corresponding changes will be made within the section entitled “Principal Investments and Strategies of Each Fund—AllianzGI Emerging Markets Debt Fund—Principal Risks” and to other sections of the Fund’s Prospectus.

Effective August 1, 2019, the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund—AllianzGI Emerging Markets Debt Fund” will be hereby revised and restated in its entirety as follows:

Investment Objective Seeks long-term capital appreciation and current income Fund Category Fixed Income Securities	Fund Focus Debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign or Emerging Market Corporate issuers	Credit Quality Average credit rating is generally established with reference to the benchmark, JP Morgan J-ESG EMBI Global Diversified Index Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers (each as defined below). The

Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy described above. The Fund seeks to implement its sustainable responsible investing (“SRI”) strategy through the application of environmental, social and governance (“ESG”) factors in constructing its portfolio. The Fund incorporates the Manager’s proprietary ESG guidelines both in the selection of individual securities and in the construction of the overall portfolio. The Fund’s primary investment universe will consist of Emerging Market Sovereign bonds.

The instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. The Fund’s effective duration varies based on, among other things, the Manager’s forecast for interest rates. The Fund will normally seek to maintain an effective duration within one year above or below that of its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an effective duration of 7.2 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it is expected to be to changes in interest rates. The Fund will normally seek to maintain a similar average credit rating to its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an average credit rating of BB+/Ba1, but maintains flexibility to invest in securities of any credit quality.

“Emerging Market Sovereigns,” as used in the description above, refers to governments of emerging market countries. “Emerging Market Quasi-Sovereigns” refers to governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by an Emerging Market Sovereign, or whose obligations are guaranteed by an Emerging Market Sovereign. An “Emerging Market Corporate” issuer refers to any issuer other than an Emerging Market Sovereign or an Emerging Market Quasi-Sovereign that is located in an emerging market country. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The portfolio managers may consider, but are not limited by, the classifications on the JP Morgan J-ESG EMBI Global Diversified Index in determining whether a country has an emerging market economy. Such countries typically have economies undergoing rapid growth driven by industrialization, rising exports, and increased business activity.

The portfolio managers follow a top-down macroeconomic approach in selecting securities and seek to add value primarily through country selection, while taking into account the Fund’s ESG guidelines described below. The portfolio managers first assess the global macroeconomic environment and potential implications to emerging markets. They perform a fundamental country-specific analysis to identify markets that may benefit from broader macroeconomic, industry or capital market developments. Examples include political and economic trends and reforms, central bank policy adjustments, economic productivity, foreign currency reserves, interest-rate cycles, industrial production, commodities and manufacturing dependence, public-sector borrowing, expected bond issues, foreign exchange vulnerability and foreign ownership of an issuer’s bonds.

A proprietary ESG scoring model (the “ESG Model”) is incorporated into the country and security selection process. The ESG Model is used by the investment team to rank the Fund’s investment universe, identify trends and detect non-financial risks that may impair an issuer’s creditworthiness. Each investable emerging market country is scored based on a set of factors that are regularly updated and indicate performance in environmental (ex. Pollution and air quality), social (ex. wealth distribution) and governance (ex. fiscal transparency) measures. Governance metrics represent a majority weighting in the investment strategy. The higher weighting reflects the portfolio managers’ belief that changes in governance indicators can foreshadow changes in social and environmental measures, especially in the context of sovereign issuers. In addition, an exclusion list is built to eliminate the Fund’s investment exposure to the countries at the bottom of the ranking system and deemed “worst in class” under the ESG Model’s scoring system with regard to any of the three “E”, “S”, or “G” components. The exclusion list is intended to insulate the Fund from the worst offenders in each ESG dimension, ensuring that a country performing particularly bad on any single

ESG pillar is filtered out of the Fund’s investment universe even if it performs better on the other two pillars. The ESG Model has the potential to avoid outright sovereign defaults, and to help limit exposure to countries where ESG factors are gradually deteriorating, circumstances which may eventually lead to underperformance.

The portfolio managers combine the ESG Model scoring and fundamental analysis with an assessment of market valuation to identify the strongest investment opportunities. A proprietary relative value framework seeks to assess the different factors potentially driving changes in interest rate spreads across the investment universe while considering changes in fundamental and ESG factors associated with investing in different emerging markets countries. The team also considers the importance of structural and technical considerations that may have significant influence over the pricing of emerging market debt. The portfolio managers narrow the universe of investments through a qualitative analysis weighing these criteria and the ESG Model scoring. As a final step of the Fund’s investment process, the portfolio managers employ a risk management strategy that considers markets, duration, credit risk and liquidity risk to create a benchmark-aware portfolio.

The Fund may invest in debt instruments of all types and denominated in any currency (including, without limitation, U.S. Dollars, Euros, Swiss Francs, Japanese Yen, British Pound Sterling and other major currencies, as well as local currencies of emerging market countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating or fixed rate. The Fund expects its currency exposure to be primarily to U.S. dollar-denominated bonds, and the portfolio managers achieve this exposure either directly by purchasing U.S. dollar-denominated bonds, or else indirectly by holding non-U.S. dollar investments paired with a hedging transaction for the same value back into U.S. dollars. Types of debt instruments purchased by the Fund may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans, participations, certificates of deposit, asset-backed securities and mortgage-backed securities. The Fund will limit its unhedged exposure to non-U.S. dollar-denominated debt to 20% of its net assets. The Fund may also invest a portion of its assets in money market instruments, including money market funds denominated in U.S. dollars or other currencies, as well as other investment companies, if the investment companies invest principally in the types of investments in which the Fund may invest directly. Shorting of individual bonds may also be part of the investment strategy. The Fund may enter into short sales of bonds for a range of purposes, including: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Fund; (iii) for investment return; and (iv) as part of its overall portfolio management strategies involving the use of derivative instruments.

The portfolio managers may sell a security for a variety of reasons, such as to invest in a security offering superior investment opportunities or in the event that the ESG Model scoring for a holding drops below an acceptable level.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options, forward contracts and swap agreements (including as the buyer or seller of credit default swaps), credit-linked notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging (either currencies or other exposures) or efficient portfolio management purposes, but also may use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in cash or cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Disclosure Relating to All Series

Effective immediately, within the Management of the Funds section, the table under “Management Fees” is hereby revised and restated in its entirety as follows:

All Funds. During the fiscal year ended September 30, 2018 (except as noted), the Funds paid monthly management fees to the Manager at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Multi-Strategy Fund Management Fees	Management Fees
AllianzGI Best Styles Global Equity Fund	0.30%
AllianzGI Best Styles International Equity Fund	0.30%
AllianzGI Best Styles U.S. Equity Fund	0.30%
AllianzGI Convertible Fund	0.57%
AllianzGI Core Bond Fund	0.25%
AllianzGI Core Plus Bond Fund	0.30%
AllianzGI Emerging Markets Consumer Fund(1)	0.90%
AllianzGI Emerging Markets Debt Fund(2)	0.73%
AllianzGI Emerging Markets Small-Cap Fund	1.20%
AllianzGI Floating Rate Note Fund(3)	0.45%
AllianzGI Global Allocation Fund(4)	0.17%
AllianzGI Global Dynamic Allocation Fund(4)	0.65%
AllianzGI Global High Yield Fund	0.60%
AllianzGI Global Sustainability Fund(5)	0.69%
AllianzGI Global Water Fund(5)	0.73%
AllianzGI Green Bond Fund	0.40%
AllianzGI High Yield Bond Fund	0.48%
AllianzGI International Growth Fund	0.70%
AllianzGI International Small-Cap Fund(5)	0.89%
AllianzGI Micro Cap Fund(6)	1.20%
AllianzGI Multi Asset Income Fund	0.05%
AllianzGI NFJ Emerging Markets Value Fund(5)	0.65%
AllianzGI PerformanceFee Managed Futures Strategy Fund(7)	0.00%
AllianzGI PerformanceFee Structured US Equity Fund(7)	0.60%
AllianzGI PerformanceFee Structured US Fixed Income Fund(7)	0.30%
AllianzGI Preferred Securities and Income Fund	0.45%
AllianzGI Retirement 2020 Fund	0.05%
AllianzGI Retirement 2025 Fund	0.05%
AllianzGI Retirement 2030 Fund	0.05%
AllianzGI Retirement 2035 Fund	0.05%
AllianzGI Retirement 2040 Fund	0.05%
AllianzGI Retirement 2045 Fund	0.05%
AllianzGI Retirement 2050 Fund	0.05%
AllianzGI Retirement 2055 Fund	0.05%
AllianzGI Short Duration High Income Fund	0.48%
AllianzGI Short Term Bond Fund	0.30%
AllianzGI Structured Return Fund	0.60%
AllianzGI Ultra Micro Cap Fund(8)	1.31%
AllianzGI U.S. Equity Hedged Fund	0.70%

(1)	Effective July 1, 2019, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.90% contractual fee rate by 0.05% to 0.85%.
(2)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.75% contractual fee rate by 0.15% to 0.60%.

(3)	Effective February 1, 2019, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.45% contractual fee rate by 0.25% to 0.20%.
(4)

The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.55% of the average daily net assets of each applicable Fund that are attributable to investments in Underlying Funds. This waiver with respect to investments in Underlying Funds for which the Manager or an affiliated person thereof serves as investment adviser, is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Underlying Funds will continue through at least January 31, 2020. AllianzGI Global Dynamic Allocation no longer invests significantly in Underlying Funds for which the Manager or an affiliated person serves as investment adviser but may invest in unaffiliated Underlying Funds.

(5)

For AllianzGI Global Sustainability Fund, the Manager agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 0.80% to 0.69% through January 31, 2019. For AllianzGI Global Water Fund, the Manager agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 0.95% to 0.73% through January 31, 2019. For AllianzGI International Small-Cap Fund, the Manager agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 1.00% to 0.89% through January 31, 2019. For AllianzGI NFJ Emerging Markets Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 0.85% to 0.65% through January 31, 2019.

(6)	Effective July 1, 2018, the Manager contractually agreed to observe a permanent reduction in the investment management fee, which reduced the 1.25% contractual fee rate by 0.20% to 1.05%.
(7)

The Management Fee is a base fee at an annualized rate of the Fund’s average daily net assets, subject to a positive or negative performance adjustment based on the Fund’s performance. The Management Fee did not become subject to the performance based adjustment until January 1, 2019.

(8)	Effective July 1, 2018, the Manager contractually agreed to observe a permanent reduction in the investment management fee, which reduced the 1.50% contractual fee rate by 0.40% to 1.10%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2019 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund

(for purposes of this section only, the “Fund”)

Effective August 1, 2019, the Fund will change its name from “AllianzGI Emerging Markets Debt Fund” to “AllianzGI Emerging Markets SRI Debt Fund.”

Within Appendix E, the subsection entitled “AllianzGI Emerging Markets Debt Fund—Principal Investments and Strategies” will be hereby revised and restated in its entirety as follows:

Investment Objective Seeks long-term capital appreciation and current income Fund Category Fixed Income Securities	Fund Focus Debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign or Emerging Market Corporate issuers	Credit Quality Average credit rating is generally established with reference to the benchmark, JP Morgan J-ESG EMBI Global Diversified Index Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers (each as defined below). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy described above. The Fund seeks to implement its sustainable responsible investing (“SRI”) strategy through the application of environmental, social and governance (“ESG”) factors in constructing its portfolio. The Fund incorporates the Manager’s proprietary ESG guidelines both in the selection of individual securities and in the construction of the overall portfolio. The Fund’s primary investment universe will consist of Emerging Market Sovereign bonds.

The instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. The Fund’s effective duration varies based on, among other things, the Manager’s forecast for interest rates. The Fund will normally seek to maintain an effective duration within one year above or below that of its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an effective duration of 7.2 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it is expected to be to changes in interest rates. The Fund will normally seek to maintain a similar average credit rating to its benchmark, the JP Morgan J-ESG EMBI Global Diversified Index, which as of March 31, 2019 had an average credit rating of BB+/Ba1, but maintains flexibility to invest in securities of any credit quality.

“Emerging Market Sovereigns,” as used in the description above, refers to governments of emerging market countries. “Emerging Market Quasi-Sovereigns” refers to governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by an Emerging Market Sovereign, or whose obligations are guaranteed by an Emerging Market Sovereign. An “Emerging Market Corporate” issuer refers to any issuer other than an Emerging Market Sovereign or an Emerging Market Quasi-Sovereign that is located in an emerging market country. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The portfolio managers may consider, but are not limited by, the classifications on the JP Morgan J-ESG EMBI Global Diversified Index in determining whether a country has an emerging market economy. Such countries typically have economies undergoing rapid growth driven by industrialization, rising exports, and increased business activity.

The portfolio managers follow a top-down macroeconomic approach in selecting securities and seek to add value primarily through country selection, while taking into account the Fund’s ESG guidelines described below. The portfolio managers first assess the global macroeconomic environment and potential implications to emerging markets. They perform a fundamental country-specific analysis to identify markets that may benefit from broader macroeconomic, industry or capital market developments. Examples include political and economic trends and reforms, central bank policy adjustments, economic productivity, foreign currency reserves, interest-rate cycles, industrial production, commodities and manufacturing dependence, public-sector borrowing, expected bond issues, foreign exchange vulnerability and foreign ownership of an issuer’s bonds.

A proprietary ESG scoring model (the “ESG Model”) is incorporated into the country and security selection process. The ESG Model is used by the investment team to rank the Fund’s investment universe, identify trends and detect non-financial risks that may impair an issuer’s creditworthiness. Each investable emerging market country is scored based on a set of factors that are regularly updated and indicate performance in environmental (ex. Pollution and air quality), social (ex. wealth distribution) and governance (ex. fiscal transparency) measures. Governance metrics represent a majority weighting in the investment strategy. The higher weighting reflects the portfolio managers’ belief that changes in governance indicators can foreshadow changes in social and environmental measures, especially in the context of sovereign issuers. In addition, an exclusion list is built to eliminate the Fund’s investment exposure to the countries at the bottom of the ranking system and deemed “worst in class” under the ESG Model’s scoring system with regard to any of the three “E”, “S”, or “G” components. The exclusion list is intended to insulate the Fund from the worst offenders in each ESG dimension, ensuring that a country performing particularly bad on any single ESG pillar is filtered out of the Fund’s investment universe even if it performs better on the other two pillars. The ESG Model has the potential to avoid outright sovereign defaults, and to help limit exposure to countries where ESG factors are gradually deteriorating, circumstances which may eventually lead to underperformance.

The portfolio managers combine the ESG Model scoring and fundamental analysis with an assessment of market valuation to identify the strongest investment opportunities. A proprietary relative value framework seeks to assess the different factors potentially driving changes in interest rate spreads across the investment universe while considering changes in fundamental and ESG factors associated with investing in different emerging markets countries. The team also considers the importance of structural and technical considerations that may have significant influence over the pricing of emerging market debt. The portfolio managers narrow the universe of investments through a qualitative analysis weighing these criteria and the ESG Model scoring. As a final step of the Fund’s investment process, the portfolio managers employ a risk management strategy that considers markets, duration, credit risk and liquidity risk to create a benchmark-aware portfolio.

The Fund may invest in debt instruments of all types and denominated in any currency (including, without limitation, U.S. Dollars, Euros, Swiss Francs, Japanese Yen, British Pound Sterling and other major currencies, as well as local currencies of emerging market countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating or fixed rate. The Fund expects its currency exposure to be primarily to U.S. dollar-denominated bonds, and the portfolio managers achieve this exposure either directly by purchasing U.S. dollar-denominated bonds, or else indirectly by holding non-U.S. dollar investments paired with a hedging transaction for the same value back into U.S. dollars. Types of debt instruments purchased by the Fund may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans, participations, certificates of deposit, asset-backed securities and mortgage-backed securities. The Fund will limit its unhedged exposure to non-U.S. dollar-denominated debt to 20% of its net assets. The Fund may also invest a portion of its assets in money market instruments, including money market funds denominated in U.S. dollars or other currencies, as well as other investment companies, if the investment companies invest principally in the types of investments in which the Fund may invest directly. Shorting of individual bonds may also be part of the investment strategy. The Fund may enter into short sales of bonds for a range of purposes, including: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Fund; (iii) for investment return; and (iv) as part of its overall portfolio management strategies involving the use of derivative instruments.

The portfolio managers may sell a security for a variety of reasons, such as to invest in a security offering superior investment opportunities or in the event that the ESG Model scoring for a holding drops below an acceptable level.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options, forward contracts and swap agreements (including as the buyer or seller of credit default swaps), credit-linked notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging (either currencies or other exposures) or efficient portfolio management purposes, but also may use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in cash or cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Effective August 1, 2019, within Appendix E, “Sustainable Investing Risk” will be hereby added to the subsection entitled “AllianzGI Emerging Markets Debt Fund—Principal Risks”.

Corresponding changes will be made to other sections of the Fund’s Statement of Additional Information.

Disclosure Relating to All Series

Effective immediately, within the Management of the Trust section, the table in the “Investment Manager—Management Agreement” subsection is hereby revised and restated in its entirety as follows:

Fund	Management Fee Rate
Best Styles Global Equity Fund	0.30%
Best Styles International Equity Fund	0.30%
Best Styles U.S. Equity Fund	0.30%
Convertible Fund	0.57%
Core Bond Fund	0.25%
Core Plus Bond Fund	0.30%
Emerging Markets Consumer Fund	0.85%
Emerging Markets Debt Fund	0.60%
Emerging Markets Small-Cap Fund	1.20%

Fund	Management Fee Rate
Floating Rate Note Fund	0.20%
Global Allocation Fund	0.70%
Global Dynamic Allocation Fund	0.70%
Global High Yield Fund	0.60%
Global Sustainability Fund	0.80%
Global Water Fund	0.95%
Green Bond Fund	0.40%
High Yield Bond Fund	0.48%
International Growth Fund	0.70%
International Small-Cap Fund	1.00%
Micro Cap Fund	1.05%
Multi Asset Income Fund	0.05%
NFJ Emerging Markets Value Fund	0.85%
PerformanceFee Managed Futures Strategy Fund	0.75	%(1)
PerformanceFee Structured US Equity Fund	0.60	%(1)
PerformanceFee Structured US Fixed Income Fund	0.30	%(1)
Preferred Securities and Income Fund	0.45%
Retirement 2020 Fund	0.05%
Retirement 2025 Fund	0.05%
Retirement 2030 Fund	0.05%
Retirement 2035 Fund	0.05%
Retirement 2040 Fund	0.05%
Retirement 2045 Fund	0.05%
Retirement 2050 Fund	0.05%
Retirement 2055 Fund	0.05%
Short Duration High Income Fund	0.48%
Short Term Bond Fund	0.30%
Structured Return Fund	0.60%
Ultra Micro Cap Fund	1.10%
U.S. Equity Hedged Fund	0.70%

(1)	The Management Fee is a base fee at an annualized rate of the Fund’s average daily net assets, subject to a positive or negative performance adjustment based on the Fund’s performance.

Please retain this Supplement for future reference.